RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE

As at	June 30, 2025	December 31, 2024
Trade accounts receivable	$1,027,593	$674,998
Sales tax receivable	102,381	54,592
	$1,129,974	$729,590
Current portion	$1,129,974	$573,390
Long term portion	-	156,200
	$1,129,974	$729,590

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

Provision for doubtful accounts

Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	429,506
Increase during the period	63,256
Balance at June 30, 2025	$492,762